Intangible Assets (Details - Intangible assets) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets, beginning balance	$ 1,444,259	$ 776,856
Intangible assets additions	1,594,373	710,372
Finite lived intangible assets, ending balance	3,038,632	1,487,228
Less accumulated amortization	(95,948)	(42,969)
Finite lived intangible assets, net	$ 2,942,684	$ 1,444,259